FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Impairment of intangible assets			$ 9,583
Impairment of goodwill			$ 20,611